Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - RICE ACQUISITION CORP. II [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account - money market fund	$ 353,653,029	$ 349,942,773	$ 345,044,341
Liabilities:
Derivative warrant liabilities - Public	12,506,250	10,781,250	12,937,500
Derivative warrant liabilities - Private Placement
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account - money market fund
Liabilities:
Derivative warrant liabilities - Public
Derivative warrant liabilities - Private Placement
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account - money market fund
Liabilities:
Derivative warrant liabilities - Public
Derivative warrant liabilities - Private Placement	$ 16,772,000	$ 14,051,190	$ 17,140,250